Stockholders' Equity (Details) - $ / shares	1 Months Ended	4 Months Ended
	Nov. 19, 2020	Dec. 31, 2020
Stockholder’s Equity (Details) [Line Items]
Preferred stock, shares authorized		1,000,000
Preferred stock, par value (in Dollars per share)		$ 0.0001
Conversion of stock, description		(i) a time after the completion of a Business Combination in which the sale price of shares of the Class A common stock equals or exceeds $15.25 if occurring before the third anniversary of a Business Combination, $23.00 if occurring before the sixth anniversary of a Business Combination or $35.00 if occurring before the ninth anniversary of a Business Combination, and (ii) subsequent to the completion of the Business Combination, the date on which the Company completes a merger, stock exchange, reorganization or other similar transaction that results in both a change of control and all of its public stockholders having the right to exchange their shares of Class A common stock for cash, securities or other property, in each case, on a one-for-one basis, subject to adjustment.
Percentage of issued and outstanding		25%
Warrant expiration term		5 years
Business combination description		In addition, if (x) the Company issues additional shares of Class A common stock or equity-linked securities for capital raising purposes in connection with the closing of its initial Business Combination at an issue price or effective issue price of less than $9.20 per share of Class A common stock (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors and, in the case of any such issuance to the Sponsor or its affiliates, without taking into account any Founder Shares and alignment shares held by the Sponsor or such affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of the Company’s initial Business Combination on the date of the consummation of such initial Business Combination (net of redemptions), and (z) the volume weighted average trading price of the Company’s Class A common stock during the 20 trading day period starting on the trading day prior to the day on which the Company consummates its initial Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price and the $18.00 and $10.00 per share redemption trigger prices described above will be adjusted (to the nearest cent) to be equal to 180% and 100%, respectively, of the higher of the Market Value and the Newly Issued Price.
Exercise price 10.00 [Member]
Stockholder’s Equity (Details) [Line Items]
Redemption of warrants scenario one, description		Redemption of Warrants When the Price per share of Class A common stock Equals or Exceeds $10.00 — Once the warrants become exercisable, the Company may redeem the outstanding warrants: • in whole and not in part; • at $0.10 per warrant upon a minimum of 30 days’ prior written notice of redemption provided that holders will be able to exercise their warrants on a cashless basis prior to redemption and receive that number of shares based on the redemption date and the “fair market value” of our Class A common stock; • if, and only if, the Reference Value equals or exceeds $10.00 per share (as adjusted); and • if the Reference Value is less than $18.00 per share (as adjusted), the Private Placement Warrants must also be concurrently called for redemption on the same terms as the outstanding Public Warrants, as described above.
Exercise Price 18.00 [member]
Stockholder’s Equity (Details) [Line Items]
Redemption of warrants scenario one, description		Redemption of Warrants When the Price per share of Class A common stock Equals or Exceeds $18.00 — Once the warrants become exercisable, the Company may redeem the outstanding Public Warrants: • in whole and not in part; • at a price of $0.01 per Public Warrant; • upon not less than 30 days’ prior written notice of redemption to each warrant holder; and • if, and only if, the last reported sale price of the Class A common stock for any 20-trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company send the notice of redemption to the warrant holders (the “Reference Value”) equals or exceeds $18.00 per share (as adjusted).
Class B Common Stock [Member]
Stockholder’s Equity (Details) [Line Items]
Common stock, share authorized	10,000,000	10,000,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Voting rights, description	Holders of the Company’s common stock are entitled to one vote for each share.
Common stock, share issued		3,833,333
Common stock, share outstanding		3,833,333
Class A Common Stock [Member]
Stockholder’s Equity (Details) [Line Items]
Common stock, share authorized	75,000,000	75,000,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Voting rights, description	Holders of the Company’s common stock are entitled to one vote for each share.
Common stock, share issued		1,364,126
Common stock, share outstanding		1,364,126
Common stock subject to possible redemption		27,385,874
Class C Common Stock [Member]
Stockholder’s Equity (Details) [Line Items]
Common stock, share authorized	15,000,000	15,000,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, share issued		5,750,000
Common stock, share outstanding		5,750,000